Schedule of Investments (unaudited) March 31, 2020	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Shares	Value

Common Stocks — 0.0%

Diversified Financial Services — 0.0%
Arrow Global Group PLC		17,705	$23,188

Diversified Telecommunication Services — 0.0%
Telecom Italia SpA		27,818	10,869

Energy Equipment & Services — 0.0%
McDermott International, Inc.(a)		187	11

Total Common Stocks — 0.0% (Cost — $30,567)			34,068

		Par (000)

Asset-Backed Securities — 8.8%
Aqueduct European CLO DAC, Series 2017-2X, Class E, (3 mo. Euribor + 4.40%), 4.40%, 10/15/30(b)	EUR	289	192,268
Arbour CLO IV DAC, Series 4X, Class E, (3 mo. Euribor + 5.60%), 5.60%, 01/15/30(b)		300	218,140
Ares LIII CLO Ltd.(3 mo. LIBOR US + 3.75%), 5.55%, 04/24/31(b)(c)	USD	500	357,487
Ares XL CLO Ltd., Series 2016-40A, Class CR, (3 mo. LIBOR US + 3.40%), 5.23%, 01/15/29(b)(c)		500	382,526
Ares XLIV CLO Ltd., Series 2017-44A, Class C, (3 mo. LIBOR US + 3.45%), 5.28%, 10/15/29(b)(c)		500	370,688
ASSURANT CLO II Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 2.85%), 4.67%, 04/20/31(b)(c)		500	352,136
Avoca CLO XX DAC(3 mo. Euribor + 5.75%), 5.75%, 07/15/32(b)	EUR	300	188,125
Cairn CLO IV BV, Series 2014-4X, Class ERR, (3 mo. Euribor + 5.88%), 5.88%, 04/30/31(b)		200	152,825
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class D, 5.09%, 10/17/30(c)(d)	USD	1,238	884,749
Dryden 36 Senior Loan Fund, Series 2014-36A, Class DR2, (3 mo. LIBOR US + 3.70%), 5.53%, 04/15/29(b)(c)		500	392,853
Greenwood Park CLO Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 2.50%), 4.33%, 04/15/31(b)(c)		1,000	691,811
Harvest CLO XXII DAC, 6.45%, 01/15/32(d)	EUR	150	94,406
OCP CLO Ltd., Series 2013-4A, Class CRR, (3 mo. LIBOR US + 3.00%), 4.80%, 04/24/29(b)(c)	USD	500	374,837

Security		Par (000)	Value

Asset-Backed Securities (continued)
Octagon Investment Partners 31 LLC, Series 2017-1A, Class D, (3 mo. LIBOR US + 3.70%), 5.52%, 07/20/30(b)(c)	USD	500	$403,125
OHA Loan Funding Ltd., Series 2013-1A, Class DR2, (3 mo. LIBOR US + 3.05%), 4.86%, 07/23/31(b)(c)		750	516,259
Regatta VI Funding Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 2.70%), 4.52%, 07/20/28(b)(c)		500	374,524
Regatta X Funding Ltd., Series 2017-3A, Class D, (3 mo. LIBOR US + 2.75%), 4.59%, 01/17/31(b)(c)		250	173,242
TCW CLO Ltd., Series 2017-1A, Class DR, (3 mo. LIBOR US + 3.15%), 4.90%, 07/29/29(b)(c)(l)		500	500,000
TICP CLO VIII Ltd., Series 2017-8A, Class C, (3 mo. LIBOR US + 3.10%), 4.92%, 10/20/30(b)(c)		500	357,739
TICP CLO X Ltd., Series 2018-10A, Class D, (3 mo. LIBOR US + 2.80%), 4.62%, 04/20/31(b)(c)		1,000	647,071
Voya CLO Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 3.33%), 5.17%, 04/17/30(b)(c)		500	366,145

Total Asset-Backed Securities — 8.8% (Cost — $10,720,385)			7,990,956

Corporate Bonds — 77.5%

Aerospace & Defense — 2.5%
3M Co., 3.70%, 04/15/50		90	101,721
Arconic Corp., 6.13%, 02/15/28(c)		39	39,878
Bombardier, Inc.(c):
7.50%, 12/01/24		106	71,550
7.50%, 03/15/25		22	15,719
7.88%, 04/15/27		367	244,917
General Dynamics Corp., 4.25%, 04/01/50		90	113,327
Global Aircraft Leasing Co. Ltd., (6.5% Cash or 7.25% PIK), 6.50%, 09/15/24(c)(e)		99	63,452
Northrop Grumman Corp., 5.25%, 05/01/50		255	344,833
SSL Robotics LLC, 9.75%, 12/31/23(c)		61	62,830
TransDigm UK Holdings PLC, 6.88%, 05/15/26		200	186,000

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Aerospace & Defense (continued)
TransDigm, Inc., 6.25%, 03/15/26(c)	USD	991	$987,284

			2,231,511

Airlines — 0.2%
SriLankan Airlines Ltd., 7.00%, 06/25/24		200	180,640

Auto Components — 2.1%
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(c)		47	37,600
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75%, 09/15/24		9	8,277
6.25%, 05/15/26		110	103,950
5.25%, 05/15/27		97	89,604
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.:
4.38%, 05/15/26	EUR	200	183,081
6.25%, 05/15/26(c)	USD	341	322,245
8.50%, 05/15/27(c)		659	574,912
Toyota Motor Credit Corp., 3.38%, 04/01/30		595	600,813

			1,920,482

Banks — 1.5%
Emirates NBD Bank PJSC(6 year USD Swap + 3.66%), 6.13%(f)(g)		200	168,875
National Westminster Bank PLC(d)(g):
Series A, 2.06%		10	7,650
Series B, 1.88%		100	76,500
QIIB Tier 1 Sukuk Ltd.(5 year CMT + 3.19%), 4.88%(f)(g)		200	180,000
Wells Fargo & Co.(3 mo. LIBOR US + 4.24%), 5.01%, 04/04/51(f)		750	957,601

			1,390,626

Beverages — 0.7%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/49		500	587,697
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26		5	5,125

			592,822

Building Products — 0.8%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(c)		37	32,930
Builders FirstSource, Inc., 5.00%, 03/01/30(c)		28	25,200
CPG Merger Sub LLC, 8.00%, 10/01/21(c)		326	316,350
Modern Land China Co. Ltd.:
12.85%, 10/25/21		200	194,000
11.80%, 02/26/22		200	180,000

			748,480

Security		Par (000)	Value

Capital Markets — 0.9%
AG Issuer LLC, 6.25%, 03/01/28(c)	USD	7	$5,880
Cerah Capital Ltd., 0.00%, 08/08/24(h)		200	173,846
LABL Escrow Issuer LLC, 6.75%, 07/15/26(c)		85	78,200
Mongolian Mortgage Corp. Hfc LLC, 9.75%, 01/29/22		200	159,188
Morgan Stanley(Secured Overnight Financing Rate + 3.12%), 3.62%, 04/01/31(f)		355	371,309
State Street Corp.(Secured Overnight Financing Rate + 2.65%), 3.15%, 03/30/31(c)(f)		65	66,492

			854,915

Chemicals — 2.5%
Atotech Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(c)		731	673,433
Element Solutions, Inc., 5.88%, 12/01/25(c)		590	578,200
Monitchem HoldCo 2 SA, 9.50%, 09/15/26	EUR	100	93,140
PQ Corp., 5.75%, 12/15/25(c)	USD	527	474,300
Rock International Investment, Inc., 6.63%, 03/27/21(a)(j)		300	226,500
Valvoline, Inc., 4.25%, 02/15/30(c)		47	44,058
Vedanta Resources Finance II PLC, 9.25%, 04/23/26		400	161,400

			2,251,031

Commercial Services & Supplies — 1.7%
ADT Security Corp., 4.88%, 07/15/32(c)		50	42,485
Core & Main LP, 6.13%, 08/15/25(c)		530	492,900
Garda World Security Corp., 9.50%, 11/01/27(c)		57	50,952
GFL Environmental, Inc.(c):
5.13%, 12/15/26		404	393,900
8.50%, 05/01/27		30	30,141
Mobile Mini, Inc., 5.88%, 07/01/24		489	468,218
Summer BC Holdco B Sarl, 5.75%, 10/31/26	EUR	100	91,761

			1,570,357

Communications Equipment — 0.5%
CommScope, Inc., 6.00%, 03/01/26(c)	USD	395	394,408
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 9.88%, 05/01/24(c)		78	61,620

			456,028

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Construction & Engineering — 0.9%
Aldesa Financial Services SA, 7.25%, 04/01/21	EUR	100	$96,049
Brand Industrial Services, Inc., 8.50%, 07/15/25(c)	USD	242	190,019
China Singyes Solar Technologies Holdings Ltd., (2.0% Cash or 4.00% PIK), 6.00%, 12/19/22(e)		199	158,884
Delhi International Airport Ltd., 6.45%, 06/04/29		200	164,187
frontdoor, Inc., 6.75%, 08/15/26(c)		186	178,095
SRS Distribution, Inc., 8.25%, 07/01/26(c)		53	40,280

			827,514

Construction Materials — 0.1%
Core & Main Holdings LP, (8.625% Cash or 9.38% PIK), 8.63%, 09/15/24(c)(e)		116	106,140

Consumer Discretionary — 0.6%
Dun & Bradstreet Corp., 6.88%, 08/15/26(c)		265	275,600
Global A&T Electronics Ltd., 8.50%, 01/12/23		200	188,642
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26	EUR	100	101,467

			565,709

Consumer Finance — 2.8%
Ally Financial, Inc., 8.00%, 11/01/31	USD	199	230,582
Husky III Holding Ltd., (13.00% PIK), 13.00%, 02/15/25(c)(e)		48	35,255
Mastercard, Inc., 3.85%, 03/26/50		230	281,853
Navient Corp., 5.00%, 03/15/27		46	39,546
Refinitiv US Holdings, Inc.(c):
6.25%, 05/15/26		526	543,095
8.25%, 11/15/26		496	523,280
Springleaf Finance Corp.:
6.88%, 03/15/25		110	110,783
5.38%, 11/15/29		28	25,620
Verscend Escrow Corp., 9.75%, 08/15/26(c)		801	799,494

			2,589,508

Containers & Packaging — 1.8%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(c)(e)		200	171,780
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(c)		539	495,880

Security		Par (000)	Value

Containers & Packaging (continued)
Trivium Packaging Finance BV(c):
5.50%, 08/15/26	USD	200	$199,000
8.50%, 08/15/27		800	804,000

			1,670,660

County/City/Special District/School District — 0.1%
European TopSoho Sarl, Series SMCP, 4.00%, 09/21/21(i)	EUR	100	43,509

Diversified Consumer Services — 0.6%
APX Group, Inc., 6.75%, 02/15/27(c)	USD	91	75,530
Ascend Learning LLC, 6.88%, 08/01/25(c)		418	405,460
Prime Security Services Borrower LLC/Prime Finance, Inc.(c):
5.75%, 04/15/26		10	9,800
6.25%, 01/15/28		62	53,475

			544,265

Diversified Financial Services — 5.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(c):
6.63%, 07/15/26		508	499,110
9.75%, 07/15/27		721	679,470
Altice France Holding SA(c):
10.50%, 05/15/27		400	422,000
6.00%, 02/15/28		200	175,936
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	100	106,821
Celestial Dynasty Ltd., 4.25%, 06/27/29	USD	200	202,000
CFLD Cayman Investment Ltd., 8.60%, 04/08/24		400	322,750
Citigroup, Inc., Series V, (Secured Overnight Financing Rate + 3.23%), 4.70%(f)(g)		565	483,979
Fairstone Financial, Inc., 7.88%, 07/15/24(c)		12	11,280
Garfunkelux Holdco 3 SA, 7.50%, 08/01/22	EUR	200	150,644
Greenko Dutch BV, 5.25%, 07/24/24	USD	250	200,580
Huarong Finance Co. Ltd., 3.38%, 02/24/30		200	189,187
Murphy Oil USA, Inc., 4.75%, 09/15/29		27	25,312
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		400	358,000
Poseidon Finance 1 Ltd., 0.00%, 02/01/25(h)		200	188,580
Scenery Journey Ltd.:
11.00%, 11/06/20		400	381,250
11.50%, 10/24/22		200	149,234
Spectrum Brands, Inc., 5.00%, 10/01/29(c)		19	16,150

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(c)	USD	410	$375,175
Wanda Group Overseas Ltd., 7.50%, 07/24/22		200	176,150

			5,113,608

Diversified Telecommunication Services — 1.8%
CenturyLink, Inc.:
5.13%, 12/15/26(c)		192	192,000
Series P, 7.60%, 09/15/39		72	69,840
Series U, 7.65%, 03/15/42		85	82,450
Series Y, 7.50%, 04/01/24		153	167,535
Frontier Communications Corp., 8.00%, 04/01/27(a)(c)		609	600,645
Oi SA, (8.00% Cash or 4.00% PIK), 10.00%, 07/27/25(e)		100	68,250
SoftBank Group Corp.:
3.13%, 09/19/25	EUR	300	277,889
4.00%, 09/19/29		100	88,214
Telesat Canada/Telesat LLC, 4.88%, 06/01/27(c)	USD	55	52,514

			1,599,337

Electric Utilities — 0.5%
Adani Transmission Ltd., 4.25%, 05/21/36		200	187,012
ReNew Power Pvt Ltd., 5.88%, 03/05/27		200	139,985
ReNew Power Synthetic, 6.67%, 03/12/24		200	159,062
Talen Energy Supply LLC:
6.50%, 06/01/25		6	3,884
10.50%, 01/15/26(c)		6	4,320

			494,263

Electronic Equipment, Instruments & Components — 0.4%
AAC Technologies Holdings, Inc., 3.00%, 11/27/24		200	192,000
Innolux Corp., Series 1, 0.00%, 01/22/25(h)		200	197,750

			389,750

Energy Equipment & Services — 0.9%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27(c)		25	17,752
Gates Global LLC/Gates Global Co., 6.25%, 01/15/26(c)		73	64,605
Neerg Energy Ltd., 6.00%, 02/13/22		400	330,200
Transocean, Inc., 8.00%, 02/01/27(c)		54	25,650

Security		Par (000)	Value

Energy Equipment & Services (continued)
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27	USD	676	$419,120

			857,327

Environmental, Maintenance, & Security Service — 0.3%
GFL Environmental, Inc., 7.00%, 06/01/26(c)		139	134,540
Waste Pro USA, Inc., 5.50%, 02/15/26(c)		118	109,481

			244,021

Equity Real Estate Investment Trusts (REITs) — 0.5%
Iron Mountain, Inc., 4.88%, 09/15/29(c)		49	46,029
VICI Properties LP/VICI Note Co., Inc., 4.13%, 08/15/30(c)		435	407,269

			453,298

Food & Staples Retailing — 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC(c):
5.88%, 02/15/28		71	72,264
4.88%, 02/15/30		89	88,778
Picard Groupe SAS(3 mo. Euribor + 3.00%), 3.00%, 11/30/23(b)	EUR	100	102,849
Premier Foods Finance PLC, 6.25%, 10/15/23	GBP	100	113,329

			377,220

Food Products — 1.5%
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(c)	USD	175	159,250
General Mills, Inc., 2.88%, 04/15/30		65	64,870
JBS USA LUX SA/JBS USA Finance, Inc.(c):
5.75%, 06/15/25		396	399,960
6.75%, 02/15/28		375	399,555
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/29(c)		71	76,162
Knight Castle Investments Ltd., 7.99%, 01/23/21		300	156,375
Post Holdings, Inc., 4.63%, 04/15/30(c)		86	82,345

			1,338,517

Health Care Equipment & Supplies — 1.8%
Avantor, Inc.(c):
6.00%, 10/01/24		632	662,146
9.00%, 10/01/25		374	393,710
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA(c):
6.63%, 05/15/22		168	158,760
7.25%, 02/01/28		504	433,390

			1,648,006

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services — 2.8%
Centene Corp.(c):
4.25%, 12/15/27	USD	97	$95,060
4.63%, 12/15/29		230	231,150
CHS/Community Health Systems, Inc.(c):
8.63%, 01/15/24		219	216,195
6.63%, 02/15/25		41	37,925
8.00%, 03/15/26		244	231,800
LifePoint Health, Inc., 4.38%, 02/15/27(c)		39	36,738
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(c)		446	388,047
Polaris Intermediate Corp., (8.50% Cash or 9.25% PIK), 8.50%, 12/01/22(c)(e)		116	89,736
Radiology Partners, Inc., 9.25%, 02/01/28(c)		24	20,778
Surgery Center Holdings, Inc.(c):
6.75%, 07/01/25		369	265,680
10.00%, 04/15/27		35	24,500
Tenet Healthcare Corp.:
8.13%, 04/01/22		102	97,155
4.88%, 01/01/26(c)		241	229,552
6.25%, 02/01/27(c)		426	415,350
5.13%, 11/01/27(c)		159	151,447
Vizient, Inc., 6.25%, 05/15/27(c)		47	45,845

			2,576,958

Health Care Technology — 0.8%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(c)		507	466,440
IQVIA, Inc., 3.25%, 03/15/25	EUR	200	215,069

			681,509

Hotels, Restaurants & Leisure — 2.2%
1011778 BC ULC/New Red Finance, Inc., 5.00%, 10/15/25(c)	USD	778	742,982
Churchill Downs, Inc.(c):
5.50%, 04/01/27		233	219,642
4.75%, 01/15/28		231	200,970
Golden Nugget, Inc., 6.75%, 10/15/24(c)		405	255,105
Las Vegas Sands Corp.:
2.90%, 06/25/25		5	4,533
3.50%, 08/18/26		7	6,403
3.90%, 08/08/29		5	4,309

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
LHMC Finco 2 Sarl, (7.25% Cash or 8.00% PIK), 7.25%, 10/02/25(e)	EUR	100	$41,910
McDonald’s Corp., 4.20%, 04/01/50	USD	40	44,742
Scientific Games International, Inc.(c):
8.25%, 03/15/26		90	57,610
7.00%, 05/15/28		40	24,600
7.25%, 11/15/29		33	20,625
Station Casinos LLC, 4.50%, 02/15/28(c)		29	23,490
Unique Pub Finance Co. PLC, Series N, 6.46%, 03/30/32	GBP	100	138,906
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(c)	USD	36	32,580
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(c)		73	66,430
Yum! Brands, Inc.(c):
7.75%, 04/01/25		68	71,400
4.75%, 01/15/30		64	60,160

			2,016,397

Household Durables — 0.4%
APL Realty Holdings Pte Ltd., 5.95%, 06/02/24		200	114,969
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.(c):
6.25%, 09/15/27		40	34,696
4.88%, 02/15/30		62	47,101
Installed Building Products, Inc., 5.75%, 02/01/28(c)		18	17,145
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26(c)		82	83,845
Mattamy Group Corp.(c):
5.25%, 12/15/27		20	18,600
4.63%, 03/01/30		37	31,820

			348,176

Household Products — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/28(c)		10	7,900
Energizer Holdings, Inc., 7.75%, 01/15/27(c)		194	200,538

			208,438

Independent Power and Renewable Electricity Producers — 0.5%
Calpine Corp.:
5.75%, 01/15/25		124	114,700
5.13%, 03/15/28(c)		221	203,320
Clearway Energy Operating LLC, 4.75%, 03/15/28(c)		50	46,375
NRG Energy, Inc.:
6.63%, 01/15/27		2	2,080
5.75%, 01/15/28		9	9,180
5.25%, 06/15/29(c)		59	60,770

			436,425

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Insurance — 1.9%
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 02/15/24(c)	USD	15	$14,611
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(c)		625	585,250
AmWINS Group, Inc., 7.75%, 07/01/26(c)		30	29,400
Asahi Mutual Life Insurance Co.(5 year USD Swap + 4.59%), 6.50%(f)(g)		200	190,004
GTCR AP Finance, Inc., 8.00%, 05/15/27(c)		35	32,200
HUB International Ltd., 7.00%, 05/01/26(c)		420	415,800
Nationstar Mortgage Holdings, Inc.(c):
9.13%, 07/15/26		63	57,015
6.00%, 01/15/27		67	56,950
NFP Corp., 8.00%, 07/15/25(c)		15	13,725
QBE Insurance Group Ltd.(10 year USD ICE Swap Rate + 4.40%), 5.88%, 06/17/46(f)		200	191,001
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		200	136,200

			1,722,156

Interactive Media & Services — 0.3%
Baozun, Inc., 1.63%, 05/01/24(c)		103	84,284
Netflix, Inc., 3.63%, 06/15/30	EUR	100	107,533
Uber Technologies, Inc.(c):
7.50%, 11/01/23	USD	15	14,588
8.00%, 11/01/26		44	43,670
7.50%, 09/15/27		26	25,667

			275,742

IT Services — 1.1%
21Vianet Group, Inc., 7.88%, 10/15/21		400	336,016
Banff Merger Sub, Inc., 9.75%, 09/01/26(c)		734	645,920
Science Applications International Corp., 4.88%, 04/01/28(c)		42	40,320

			1,022,256

Leisure Products — 0.2%
Mattel, Inc.:
6.75%, 12/31/25(c)		146	148,467
5.88%, 12/15/27(c)		47	48,307
6.20%, 10/01/40		5	4,138
5.45%, 11/01/41		23	18,170

			219,082

Security		Par (000)	Value

Machinery — 0.5%
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24(c)	USD	24	$21,600
Manitowoc Co., Inc., 9.00%, 04/01/26(c)		8	7,080
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	100	84,151
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(c)	USD	375	313,125

			425,956

Media — 7.0%
Altice Financing SA:
2.25%, 01/15/25	EUR	100	97,728
7.50%, 05/15/26(c)	USD	606	587,153
Altice France SA(c):
7.38%, 05/01/26		408	405,001
8.13%, 02/01/27		200	208,500
5.50%, 01/15/28		200	187,260
Block Communications, Inc., 4.88%, 03/01/28(c)		23	21,390
CCO Holdings LLC/CCO Holdings Capital Corp.(c):
5.13%, 05/01/27		441	442,147
4.75%, 03/01/30		8	7,960
4.50%, 08/15/30		180	176,400
4.50%, 05/01/32		239	233,073
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.75%, 04/01/48		500	566,941
Clear Channel Worldwide Holdings, Inc.(c):
9.25%, 02/15/24		440	377,300
5.13%, 08/15/27		237	224,261
Comcast Corp., 3.75%, 04/01/40		110	124,179
Connect Finco Sarl/Connect US Finco LLC, 6.75%, 10/01/26(c)		785	648,606
CSC Holdings LLC(c):
6.50%, 02/01/29		368	396,884
5.75%, 01/15/30		200	201,692
Entercom Media Corp., 6.50%, 05/01/27(c)		34	29,495
Fox Corp., 3.05%, 04/07/25		40	39,938
Front Range BidCo, Inc.(c):
4.00%, 03/01/27		290	277,313
6.13%, 03/01/28		437	415,150
iHeartCommunications, Inc., 4.75%, 01/15/28(c)		16	14,400
Intelsat Jackson Holdings SA, 5.50%, 08/01/23		223	146,065

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Summer BidCo BV, (9.0% Cash or 9.75% PIK), 9.00%, 11/15/25(e)	EUR	200	$197,198
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(c)	USD	200	186,000
Terrier Media Buyer, Inc., 8.88%, 12/15/27(c)		175	147,875

			6,359,909

Metals & Mining — 4.1%
Allegheny Technologies, Inc., 5.88%, 12/01/27		47	39,128
Anglo American Capital PLC, 5.63%, 04/01/30(c)		245	248,460
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25(c)		109	99,190
China Hongqiao Group Ltd., 7.38%, 05/02/23		200	142,498
Cleveland-Cliffs, Inc., 6.75%, 03/15/26(c)		42	37,380
Constellium SE(c):
5.75%, 05/15/24		408	364,181
5.88%, 02/15/26		658	572,460
Freeport-McMoRan, Inc.:
4.25%, 03/01/30		70	60,900
5.45%, 03/15/43		930	832,350
Kaiser Aluminum Corp., 4.63%, 03/01/28(c)		24	21,300
Mongolian Mining Corp/Energy Resources LLC, 9.25%, 04/15/24		400	239,000
New Gold, Inc.(c):
6.25%, 11/15/22		106	102,953
6.38%, 05/15/25		28	26,022
Novelis Corp.(c):
5.88%, 09/30/26		518	508,347
4.75%, 01/30/30		147	130,830
thyssenkrupp AG, 2.88%, 02/22/24	EUR	100	97,055
Vedanta Resources Finance II PLC, 8.00%, 04/23/23	USD	450	170,437

			3,692,491

Multiline Retail — 0.1%
Future Retail Ltd., 5.60%, 01/22/25		250	125,313

Oil, Gas & Consumable Fuels — 2.7%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22(c)		108	63,180
Baytex Energy Corp., 8.75%, 04/01/27(c)		39	14,878
Buckeye Partners LP:
4.13%, 03/01/25(c)		31	26,133
3.95%, 12/01/26		7	5,738
4.50%, 03/01/28(c)		52	42,640

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
5.85%, 11/15/43	USD	21	$14,064
5.60%, 10/15/44		30	18,900
Callon Petroleum Co.:
6.25%, 04/15/23		11	2,613
8.25%, 07/15/25		190	30,400
Centennial Resource Production LLC, 6.88%, 04/01/27(c)		30	7,350
Chesapeake Energy Corp., 11.50%, 01/01/25(c)		145	24,650
CNX Resources Corp., 5.88%, 04/15/22		441	403,515
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(c)		207	107,640
CVR Energy, Inc.(c):
5.25%, 02/15/25		38	29,545
5.75%, 02/15/28		13	9,718
DCP Midstream Operating LP, 6.75%, 09/15/37(c)		111	59,940
eG Global Finance PLC, 6.25%, 10/30/25	EUR	242	212,185
EnLink Midstream Partners LP:
5.60%, 04/01/44	USD	16	5,400
5.05%, 04/01/45		2	729
EQT Corp., 3.90%, 10/01/27		8	5,518
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 02/01/28		29	20,190
Hess Midstream Partners LP, 5.13%, 06/15/28(c)		21	14,759
Hilong Holding Ltd., 8.25%, 09/26/22		400	260,000
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28(c)		29	24,287
Ithaca Energy North Sea PLC, 9.38%, 07/15/24(c)		200	94,000
Kinder Morgan, Inc., 5.20%, 03/01/48		250	247,686
Murphy Oil Corp., 5.88%, 12/01/42		2	820
Nabors Industries Ltd.(c):
7.25%, 01/15/26		30	10,200
7.50%, 01/15/28		27	8,640
NGPL PipeCo LLC, 7.77%, 12/15/37(c)		96	95,569
Pacific Drilling SA, 8.38%, 10/01/23(c)		129	34,830
Parkland Fuel Corp., 5.88%, 07/15/27(c)		29	27,185
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/28(c)		14	9,240
Pertamina Persero PT, 4.18%, 01/21/50		200	171,071
QEP Resources, Inc.:
5.38%, 10/01/22		4	1,880
5.63%, 03/01/26		19	6,935
Sunoco Logistics Partners Operations LP, 5.40%, 10/01/47		250	199,128
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27		6	5,160

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(c):
6.00%, 03/01/27	USD	14	$7,420
5.50%, 01/15/28		141	73,320
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 03/01/30(c)		61	47,116
Viper Energy Partners LP, 5.38%, 11/01/27(c)		21	17,640
WPX Energy, Inc., 4.50%, 01/15/30		75	40,725

			2,502,537

Personal Products — 0.1%
Coty, Inc., 4.75%, 04/15/26	EUR	100	90,327

Pharmaceuticals — 4.2%
Allergan Funding SCS, 4.75%, 03/15/45	USD	250	269,458
Bausch Health Cos., Inc.(c):
6.13%, 04/15/25		706	695,410
5.50%, 11/01/25		22	22,227
7.00%, 01/15/28		47	48,241
5.00%, 01/30/28		104	98,457
7.25%, 05/30/29		62	64,343
5.25%, 01/30/30		103	97,393
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23(c)		1,000	1,017,500
Luye Pharma Group Ltd., 1.50%, 07/09/24		400	377,156
MEDNAX, Inc., 6.25%, 01/15/27(c)		209	167,722
Nidda BondCo GmbH, 7.25%, 09/30/25	EUR	100	97,187
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24		100	101,742
Par Pharmaceutical, Inc., 7.50%, 04/01/27(c)	USD	371	369,145
Rossini Sarl, 6.75%, 10/30/25	EUR	200	220,561
Viva Incubator Investment Management Ltd., 2.50%, 02/11/25	USD	200	197,250

			3,843,792

Plastics — 0.2%
Pearl Holding III Ltd., 9.50%, 12/11/22		200	135,738

Professional Services — 0.2%
Dun & Bradstreet Corp., 10.25%, 02/15/27(c)		126	133,560

Real Estate — 4.9%
Agile Group Holdings Ltd.(5 year CMT + 11.08%), 7.75%(f)(g)		200	151,446
Central China Real Estate Ltd.:
6.75%, 11/08/21		200	172,040
7.25%, 04/24/23		400	308,000
China Aoyuan Group Ltd., 7.95%, 02/19/23		200	183,392

Security		Par (000)	Value

Real Estate (continued)
China SCE Group Holdings Ltd., 7.25%, 04/19/23	USD	200	$172,000
Country Garden Holdings Co. Ltd., 5.63%, 01/14/30		200	186,250
Easy Tactic Ltd., 8.13%, 07/11/24		200	163,625
Fantasia Holdings Group Co. Ltd., 12.25%, 10/18/22		200	165,250
Global Prime Capital Pte Ltd., 5.95%, 01/23/25		200	155,538
JGC Ventures Pte Ltd., 10.75%, 08/30/21		200	170,630
Kaisa Group Holdings Ltd., 11.95%, 10/22/22		200	172,375
KWG Group Holdings Ltd., 7.88%, 09/01/23		200	186,272
New Metro Global Ltd., 7.50%, 12/16/21		200	186,000
No Va Land Investment Group Corp., 5.50%, 04/27/23(i)		400	386,648
Powerlong Real Estate Holdings Ltd., 7.13%, 11/08/22		210	188,637
Ronshine China Holdings Ltd., 8.95%, 01/22/23		400	369,900
Singha Estate PCL, 2.00%, 07/20/22		200	186,112
Times China Holdings Ltd., 7.63%, 02/21/22		300	288,195
Yango Justice International Ltd., 10.25%, 03/18/22		400	360,320
Zhenro Properties Group Ltd.:
9.15%, 03/08/22		200	183,750
8.70%, 08/03/22		200	161,334

			4,497,714

Real Estate Management & Development — 2.9%
China Evergrande Group:
11.50%, 01/22/23		290	233,986
12.00%, 01/22/24		200	149,625
Consus Real Estate AG, 9.63%, 05/15/24	EUR	100	89,335
Elect Global Investments Ltd.(5 year CMT + 2.89%), 4.10%(f)(g)	USD	250	233,801
Fantasia Holdings Group Co. Ltd., 11.75%, 04/17/22		400	344,200
Jingrui Holdings Ltd., 10.88%, 10/04/21		200	186,000
Jinke Properties Group Co. Ltd., 8.38%, 06/20/21		400	380,000
Kaisa Group Holdings Ltd., 11.75%, 02/26/21		200	191,313
Redsun Properties Group Ltd., 9.95%, 04/11/22		400	336,860
Seazen Group Ltd., 7.50%, 01/22/21		200	194,750
Sunac China Holdings Ltd., 7.95%, 10/11/23		200	183,188
Yuzhou Properties Co. Ltd., 6.00%, 10/25/23		200	164,516

			2,687,574

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Road & Rail — 0.3%
Autostrade per l’Italia SpA, 5.88%, 06/09/24	EUR	100	$111,393
CSX Corp., 3.80%, 04/15/50	USD	60	62,695
Loxam SAS, 4.25%, 04/15/24	EUR	100	93,746

			267,834

Semiconductors & Semiconductor Equipment — 0.4%
NVIDIA Corp.:
3.50%, 04/01/50	USD	205	222,903
3.70%, 04/01/60		130	145,311

			368,214

Software — 2.2%
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 10.00%, 11/30/24(c)		588	601,401
Oracle Corp., 3.60%, 04/01/50		720	720,018
RP Crown Parent LLC, 7.38%, 10/15/24(c)		394	375,403
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(c)		221	216,580
Tempo Acquisition LLC, Term Loan, (1 mo. LIBOR + 2.75%), 3.74%, 05/01/24(b)(k)		119	105,678

			2,019,080

Specialty Retail — 0.4%
Asbury Automotive Group, Inc.(c):
4.50%, 03/01/28		12	10,200
4.75%, 03/01/30		15	12,750
IAA, Inc., 5.50%, 06/15/27(c)		34	32,895
PetSmart, Inc., 5.88%, 06/01/25(c)		152	149,720
Staples, Inc., 7.50%, 04/15/26(c)		198	174,983

			380,548

Technology Hardware, Storage & Peripherals — 0.5%
NCR Corp.(c):
5.75%, 09/01/27		21	19,110
6.13%, 09/01/29		49	45,761
Presidio Holdings, Inc., 8.25%, 02/01/28(c)		422	371,888

			436,759

Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc.:
3.25%, 03/27/40		250	262,011
3.38%, 03/27/50		255	278,180
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		200	92,954

			633,145

Security		Par (000)	Value

Tobacco — 0.5%
BAT Capital Corp., 4.54%, 08/15/47	USD	500	$455,069

Transportation Infrastructure — 0.1%
Ferrovial Netherlands BV(5 year EUR Swap + 2.13%), 2.12%(f)(g)	EUR	100	89,726

Utilities — 0.1%
Huachen Energy Co. Ltd., 6.63%, 05/18/20(a)(j)	USD	200	78,375

Wireless Telecommunication Services — 1.0%
Crown Castle International Corp.:
3.30%, 07/01/30		105	104,138
4.15%, 07/01/50		70	69,230
Matterhorn Telecom SA, 2.63%, 09/15/24	EUR	100	96,731
Sprint Capital Corp.:
6.88%, 11/15/28	USD	55	62,821
8.75%, 03/15/32		107	141,507
Sprint Corp.:
7.88%, 09/15/23		182	199,760
7.13%, 06/15/24		44	48,297
7.63%, 03/01/26		9	10,186
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 02/15/25(c)		129	118,600
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.00%, 04/15/23(c)		22	20,020
Xplornet Communications, Inc., (9.63% Cash or 10.63% PIK), 9.63%, 06/01/22(c)(e)		18	16,650

			887,940

Total Corporate Bonds — 77.5% (Cost — $77,461,597)			70,678,284

Floating Rate Loan Interests — 30.7%

Aerospace & Defense — 2.6%
Amerlife Group LLC, Term Loan B, (1 mo. LIBOR + 0.09%), 9.50%, 03/18/28(b)		294	288,047
Arconic Rolled Products Corp., Term Loan B, (3 mo. LIBOR + 3.50%), 1.00%, 02/04/27(b)(k)(l)		15	13,500
Bleriot US Bidco, Inc.,(b)(k)(l):
Delayed Draw Term Loan, 7.00%, 10/31/26		3	2,893
Term Loan B, (1 mo. LIBOR US), 6.20%, 10/31/26		21	18,516

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Aerospace & Defense (continued)
Dynasty Acquisition Co., Inc.,(b):
2020 CAD Term Loan B2, (1 mo. LIBOR US), 4.95%, 04/06/26	USD	62	$48,772
2020 Term Loan B1, (1 mo. LIBOR US), 4.95%, 04/06/26		115	90,716
Geo Parent Corp., Term Loan B, (3 mo. LIBOR + 0.05%), 6.24%, 12/19/25(b)(l)		997	917,683
Nordam Group, Inc., Term Loan B, (PRIME + 4.50%), 6.44%, 04/09/26(b)(l)		25	19,058
One Sky Flight, LLC, Term Loan, (3 mo. LIBOR + 0.08%), 8.50%, 12/27/24(b)		978	816,627
TransDigm, Inc.,(b):
2020 Term Loan F, (1 mo. LIBOR + 2.25%), 3.24%, 12/09/25		168	152,475
2020 Term Loan G, (1 mo. LIBOR + 2.25%), 3.24%, 08/22/24		13	11,779

			2,380,066

Air Freight & Logistics — 0.1%
WestJet Airlines Ltd., Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26(b)		67	50,793

Airlines — 0.1%
American Airlines, Inc.,(b):
2017 1st Lien Term Loan, (1 mo. LIBOR US), 2.69%, 01/29/27		11	8,526
2017 Incremental Term Loan, (3 mo. LIBOR US), 2.70%, 12/14/23		49	38,850

			47,376

Auto Components — 0.3%
Dealer Tire, LLC, 2020 Term Loan B, (1 mo. LIBOR US), 5.24%, 12/12/25(b)		47	37,975
Panther BF Aggregator 2 LP, USD Term Loan B, (1 mo. LIBOR + 3.50%), 4.44%, 04/30/26(b)(l)		133	121,319
USI, Inc.,(b):
2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 3.99%, 05/16/24		92	83,790
2019 Incremental Term Loan B, (1 mo. LIBOR + 4.00%), 4.99%, 12/02/26		5	4,456
Wand NewCo 3, Inc., 2020 Term Loan, (6 mo. LIBOR + 3.00%), 4.07%, 02/05/26(b)		40	35,333

			282,873

Security		Par (000)		Value

Banks — 0.1%
Capri Finance LLC, 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 4.78%, 11/01/24(b)	USD	95		$81,741

Building Materials — 0.1%
Allied Universal Holdco LLC, 2019 Term Loan B, (1 mo. LIBOR US), 5.24%, 07/10/26(b)(k)		108		99,019

Building Products — 0.5%
Coolsys, Inc.,(b)(l):
Delayed Draw Term Loan, 0.50%, 11/20/26		—	(m)	—
Term Loan, 7.00%, 11/20/26		388		368,242
CPG International, Inc., 2017 Term Loan, (3 mo. LIBOR US), 5.93%, 05/05/24(b)		54		45,172
Wilsonart LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.71%, 12/19/23(b)(l)		81		64,810

				478,224

Capital Markets — 0.6%
Duff & Phelps Corp., 2017 Term Loan B, (3 mo. LIBOR US), 4.25%, 02/13/25(b)(l)		85		83,472
Greenhill & Co., Inc., Term Loan B, (3 mo. LIBOR US), 3.86%, 04/12/24(b)(l)		32		28,264
Pico Quntitatve Trade Holding LLC, Term Loan B, (3 mo. LIBOR + 0.07%), 8.75%, 02/05/25(b)(l)		439		399,838
Travelport Finance (Luxembourg) Sarl, 2019 Term Loan, (3 mo. LIBOR + 5.00%), 6.07%, 05/29/26(b)		58		37,189

				548,763

Chemicals — 0.5%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.45%, 01/31/24(b)(l)		107		97,598
Ascend Performance Materials Operations LLC, 2019 Term Loan B, (3 mo. LIBOR US), 6.70%, 08/27/26(b)(l)		61		51,487
Axalta Coating Systems US Holdings, Inc., Term Loan, (3 mo. LIBOR + 1.75%), 3.20%, 06/01/24(b)(l)		40		37,034

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
Charter NEX US Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR US), 4.00%, 05/16/24(b)	USD	95	$79,883
Charter NEX US, Inc., Incremental Term Loan, (3 mo. LIBOR US), 4.49%, 05/16/24(b)		13	11,030
Chemours Co., 2018 Term Loan B, (3 mo. LIBOR US), 2.74%, 04/03/25(b)(l)		15	13,546
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.50%), 1.00%, 06/28/24(b)(k)		24	40,152
Encapsys LLC, 2020 Term Loan B2, (1 mo. LIBOR US), 4.25%, 11/07/24(b)(l)		31	24,039
Invictus US LLC, 1st Lien Term Loan, (3 mo. LIBOR US), 4.78%, 03/28/25(b)		17	12,983
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 3.95%, 03/01/26(b)		53	47,235
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 4.24%, 05/15/24(b)		31	24,726
Oxea Holding Drei GmbH, 2017 Term Loan B2, (1 mo. LIBOR + 3.50%), 4.94%, 10/14/24(b)		67	55,001

			494,714

Commercial Services & Supplies — 1.2%
Advanced Disposal Services, Inc., Term Loan B3, (3 mo. LIBOR US), 3.00%, 11/10/23(b)		64	63,054
Aramark Services, Inc., 2019 Term Loan B4, (1 mo. LIBOR US), 2.74%, 01/15/27(b)(l)		13	12,025
Asurion LLC,(b):
2017 Term Loan B4, 1.00%, 08/04/22(k)		6	5,879
2018 Term Loan B6, 1.00%, 11/03/23(k)		9	8,528
2018 Term Loan B7, (1 mo. LIBOR US), 3.99%, 11/03/24(l)		163	153,966
Creative Artists Agency LLC, 2019 Term Loan B, (1 mo. LIBOR US), 4.74%, 11/27/26(b)		76	65,576
Diamond (BC) BV, Term Loan, (3 mo. LIBOR + 3.00%), 4.78%, 09/06/24(b)(k)		40	39,769
GFL Environmental, Inc., 2018 USD Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 3.99%, 05/30/25(b)		21	20,693

Security		Par (000)	Value

Commercial Services & Supplies (continued)
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 3.19%, 09/19/26(b)(k)(l)	USD	16	$14,548
NFE Atlantic Holdings LLC, 2020 Term Loan, (3 mo. LIBOR + 6.25%), 8.09%, 01/10/23(b)(l)		491	478,302
Prime Security Services Borrower LLC, 2019 Term Loan B1, (1 mo. LIBOR US), 4.61%, 09/23/26(b)		51	45,304
US Ecology, Inc., Term Loan B, (1 mo. LIBOR + 2.50%), 3.49%, 11/01/26(b)(l)		8	7,581
Verscend Holding Corp., 2018 Term Loan B, (1 mo. LIBOR + 4.50%), 5.49%, 08/27/25(b)(l)		129	121,132
West Corp., 2017 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.45%, 10/10/24(b)		69	51,543

			1,087,900

Communications Equipment — 0.0%
Avantor, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR US), 3.25%, 11/21/24(b)		37	34,532

Construction & Engineering — 0.1%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR US), 6.06%, 06/21/24(b)		86	68,523
Ply Gem Midco, Inc., 2018 Term Loan, (1 mo. LIBOR + 3.75%), 4.56%, 04/12/25(b)		16	13,417
SRS Distribution, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.99%, 05/23/25(b)		55	46,145

			128,085

Construction Materials — 0.8%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1 mo. LIBOR US), 2.99%, 01/15/27(b)(l)		46	43,702
Core & Main LP, 2017 Term Loan B, (3 mo. LIBOR US), 4.33%, 08/01/24(b)		124	108,972
Filtration Group Corp., 2018 1st Lien Term Loan, (3 mo. LIBOR US), 3.99%, 03/29/25(b)		57	49,036
Forterra Finance LLC, 2017 Term Loan B, (3 mo. LIBOR US), 4.00%, 10/25/23(b)(k)		31	25,404
Kellermeyer Bergensons Services LLC,(b):
2019 Term Loan, (1 mo. LIBOR + 0.07%), 8.24%, 11/07/26(l)		428	403,769

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Construction Materials (continued)
2020 Delayed Draw Term Loan, (1 mo. LIBOR + 0.07%), 7.95%, 11/07/26(l)	USD	94		$88,607
2021 Delayed Draw Term Loan, (1 mo. LIBOR + 0.01%), 1.00%, 11/07/26		—	(m)	—
Tamko Building Products, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 4.25%, 06/01/26(b)(l)		15		14,143

				733,633

Containers & Packaging — 0.1%
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR US), 5.08%, 04/03/24(b)		64		52,002
Flex Acquisition Co., Inc., 1st Lien Term Loan, (3 mo. LIBOR US), 4.91%, 12/29/23(b)(l)		58		52,360
Pregis TopCo Corp., 1st Lien Term Loan, (1 mo. LIBOR + 4.00%), 4.99%, 07/31/26(b)(l)		24		20,708

				125,070

Distributors — 0.1%
TriMark USA LLC, 2017 1st Lien Term Loan, (3 mo. LIBOR US), 4.58%, 08/28/24(b)		72		44,921

Diversified Consumer Services — 1.3%
Amentum Government Services Holdings LLC, Term Loan B, (1 mo. LIBOR + 4.00%), 4.99%, 02/01/27(b)		11		10,120
APX Group, Inc., 2020 Term Loan, (1 mo. LIBOR US), 6.70%, 12/31/25(b)		7		6,048
Ascend Learning LLC, 2017 Term Loan B, (3 mo. LIBOR US), 4.00%, 07/12/24(b)		45		39,577
BidFair MergerRight, Inc., Term Loan B, (1 mo. LIBOR US), 6.50%, 01/15/27(b)		66		50,992
Bright Horizons Family Solutions, Inc., 2017 Term Loan B, 1.00%, 11/07/23(b)(k)		39		37,420
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR US), 4.74%, 07/12/25(b)		71		57,509
Nomad Foods Europe Midco Ltd., 2017 Term Loan B4, (1 mo. LIBOR + 2.25%), 2.95%, 05/15/24(b)		23		20,909
Open Lending LLC, Term Loan B, (1 mo. LIBOR + 6.50%), 97 - 1.00%, 03/12/27(b)(k)		568		547,906

Security		Par (000)		Value

Diversified Consumer Services (continued)
Spin Holdco, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.09%, 11/14/22(b)	USD	131		$115,881
TierPoint, LLC,(b):
2017 1st Lien Term Loan, 4.75%, 05/06/24		131		114,449
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/06/24		33		28,654
TruGreen LP, 2019 Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.74%, 03/19/26(b)		74		67,366
Uber Technologies, Inc., 2018 Incremental Term Loan, (1 mo. LIBOR + 3.50%), 4.49%, 07/13/23(b)		62		57,650

				1,154,481

Diversified Financial Services — 4.9%
Advisor Group, Inc., 2019 Term Loan, (1 mo. LIBOR US), 5.99%, 07/31/26(b)		65		46,633
AlixPartners LLP, 2017 Term Loan B, (1 mo. LIBOR US), 3.50%, 04/04/24(b)		148		141,057
Allsup’s Convenience Stores, Inc., Term Loan, (1 mo. LIBOR US), 7.18%, 11/18/24(b)		24		19,235
Bad Boy Movers Acquisition LLC, Term Loan B, (1 mo. LIBOR + 0.06%), 6.75%, 12/06/25(b)(l)		708		711,963
Barri Financial Group LLC, Term Loan, (1 mo. LIBOR + 0.08%), 8.75%, 10/23/24(b)(l)		368		350,461
Comet Bidco Ltd., 2018 USD Term Loan B, (1 mo. LIBOR + 0.05%), 6.61%, 09/30/24(b)		1,990		1,134,300
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, (1 mo. LIBOR + 3.75%), 1.00%, 03/05/27(b)(k)(l)		51		42,671
EG Finco Ltd., 2018 Term Loan, (6 mo. LIBOR + 4.00%), 5.07%, 02/07/25(b)		47		34,342
Gladson LLC,(b):
1st Lien Term Loan, (1 mo. LIBOR + 0.06%), 6.49%, 10/24/24(l)		1,122		1,061,589
Term Loan, (1 mo. LIBOR + 0.01%), 1.00%, 10/24/24		—	(m)	—
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 07/03/24(b)		59		40,033
Knowlton Development Corp., Inc., 2020 Term Loan B, (1 mo. LIBOR + 3.75%), 4.74%, 12/22/25(b)(k)		43		36,779

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
SMG US Midco 2, Inc., 2020 Term Loan, (3 mo. LIBOR + 2.50%), 3.43%, 01/23/25(b)	USD	41	$34,233
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.25%), 5.70%, 07/30/25(b)(l)		22	18,675
Starwood Property Trust, Inc., 2019 Term Loan B, (1 mo. LIBOR + 2.50%), 3.49%, 07/27/26(b)(l)		10	8,657
Villa Bidco, Inc.,(b):
Revolver, (1 mo. LIBOR + 0.08%), 6.80%, 03/21/25		16	15,271
Term Loan, (1 mo. LIBOR + 0.08%), 6.75%, 03/21/25		706	690,211
VS Buyer LLC, Term Loan B, (3 mo. LIBOR + 3.25%), 4.86%, 02/28/27(b)(k)(l)		49	46,744
Ziggo Financing Partnership, USD Term Loan I, (1 mo. LIBOR + 2.50%), 3.20%, 04/30/28(b)(l)		33	31,020

			4,463,874

Diversified Telecommunication Services — 0.4%
Hargray Communications Group, Inc., 2017 Term Loan B, (1 mo. LIBOR US), 4.00%, 05/16/24(b)(k)		35	30,392
Iridium Satellite LLC, Term Loan, (1 mo. LIBOR US), 4.75%, 11/04/26(b)		8	7,520
MTN Infrastructure TopCo, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 11/15/24(b)		61	53,808
Telesat Canada, 2019 Term Loan, (1 mo. LIBOR + 2.75%), 3.74%, 12/07/26(b)(l)		16	14,759
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 3.99%, 03/09/27(b)(k)(l)		317	297,990

			404,469

Electrical Equipment — 0.1%
Dell International LLC, 2019 Term Loan B, 1.00%, 09/19/25(b)(k)		53	50,672
Gates Global LLC, 2017 Repriced Term Loan B, (3 mo. LIBOR US), 3.75%, 04/01/24(b)		93	79,879

			130,551

Security		Par (000)	Value

Energy Equipment & Services — 0.0%
GrafTech Finance, Inc., 2018 Term Loan B, (3 mo. LIBOR US), 4.50%, 02/12/25(b)(l)	USD	36	$30,659

Equity Real Estate Investment Trusts (REITs) — 0.2%
Claros Mortgage Trust, Inc., Term Loan B, (1 mo. LIBOR US), 4.26%, 08/09/26(b)(l)		34	26,115
Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, (1 mo. LIBOR US), 3.74%, 08/21/25(b)		84	73,452
VICI Properties 1 LLC, Replacement Term Loan B, (1 mo. LIBOR + 1.75%), 2.67%, 12/20/24(b)		86	78,797

			178,364

Food & Staples Retailing — 0.2%
BCPE Empire Holdings, Inc.,(b):
2019 Delayed Draw Term Loan, (3 mo. LIBOR US), 4.99%, 06/11/26		4	3,183
2019 Term Loan B, (3 mo. LIBOR US), 4.99%, 06/11/26		23	20,256
Hearthside Food Solutions LLC,(b):
2018 Incremental Term Loan, (3 mo. LIBOR US), 4.99%, 05/23/25		6	5,271
2018 Term Loan B, (3 mo. LIBOR US), 4.68%, 05/23/25		50	41,123
US Foods, Inc.,(b):
2016 Term Loan B, (1 mo. LIBOR + 1.75%), 2.74%, 06/27/23		99	91,219
2019 Term Loan B, (6 mo. LIBOR + 2.00%), 3.07%, 09/13/26		31	27,985

			189,037

Food Products — 1.0%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR US), 4.30%, 10/01/25(b)		28	25,307
Arnott’s Biscuits Ltd., AUD 2nd Lien Term Loan, (BBSY + 8.50%, 1.00% Floor), 9.50%, 12/17/27(b)(l)	AUD	1,000	542,518
B&G Foods, Inc., 2019 Term Loan B4, 1.00%, 10/10/26(b)(k)	USD	4	3,675
Chobani LLC, 2017 Term Loan B, (3 mo. LIBOR US), 4.50%, 10/10/23(b)(k)		107	94,977

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Food Products (continued)
Froneri International Ltd.,(b)(l):
2020 USD 2nd Lien Term Loan, (6 mo. LIBOR + 5.75%), 6.74%, 01/31/28	USD	7		$6,300
2020 USD Term Loan, (1 mo. LIBOR + 2.25%), 3.24%, 01/29/27(k)		111		105,172
Hostess Brands LLC, 2019 Term Loan, (1 mo. LIBOR US), 4.01%, 08/03/25(b)(k)		15		13,849
Reynolds Group Holdings, Inc., 2017 Term Loan, (1 mo. LIBOR + 2.75%), 3.74%, 02/05/23(b)(l)		159		149,662

				941,460

Health Care Equipment & Supplies — 0.3%
Immucor, Inc., Extended Term Loan B, (3 mo. LIBOR US), 6.45%, 06/15/21(b)		109		93,160
Mallinckrodt International Finance SA, Term Loan B, (3 mo. LIBOR + 2.75%), 4.20%, 09/24/24(b)		30		19,880
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 4.77%, 06/30/25(b)		142		120,443

				233,483

Health Care Providers & Services — 0.8%
AHP Health Partners, Inc., 2018 Term Loan, (3 mo. LIBOR US), 5.50%, 06/30/25(b)		18		15,475
CHG Healthcare Services, Inc., 2017 1st Lien Term Loan B, (3 mo. LIBOR US), 4.07%, 06/07/23(b)		61		53,713
Da Vinci Purchaser Corp., 2019 Term Loan, (1 mo. LIBOR US), 5.87%, 01/08/27(b)(k)(l)		25		23,500
DentalCorp Perfect Smile ULC, 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 06/06/25(b)		18		13,882
Envision Healthcare Corp., 2018 1st Lien Term Loan, (3 mo. LIBOR US), 4.74%, 10/10/25(b)		63		31,817
EyeCare Partners LLC,(b):
2020 Delayed Draw Term Loan, (1 mo. LIBOR US), 0.50%, 02/18/27		—	(m)	—
2020 Term Loan, (1 mo. LIBOR US), 4.82%, 02/05/27		28		22,583
EyeCare Partners, LLC, 2020 2nd Lien Term Loan, (1 mo. LIBOR + 3.75%), 1.00%, 02/04/28(b)(k)(l)		500		425,000

Security		Par (000)	Value

Health Care Providers & Services (continued)
Gentiva Health Services, Inc., 2020 Term Loan, (1 mo. LIBOR US), 4.25%, 07/02/25(b)(l)	USD	26	$24,187
HC Group Holdings II, Inc., Term Loan B, (1 mo. LIBOR US), 5.49%, 08/06/26(b)		47	38,444
MPH Acquisition Holdings LLC, 2016 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 4.20%, 06/07/23(b)		25	22,095
nThrive, Inc., 2016 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 10/20/22(b)		36	30,144
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 02/06/24(b)		35	21,597

			722,437

Health Care Services — 0.1%
Emerald TopCo., Inc., Term Loan, (1 mo. LIBOR US), 4.49%, 07/24/26(b)(l)		54	48,894
WP CityMD Bidco LLC, 2019 Term Loan B, (3 mo. LIBOR + 4.50%, 1.00% Floor), 5.95%, 08/13/26(b)(k)		63	55,721

			104,615

Health Care Technology — 0.2%
Athenahealth, Inc., 2019 Term Loan B, (3 mo. LIBOR US), 5.28%, 02/11/26(b)(l)		70	65,379
Change Healthcare Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR US), 3.50%, 03/01/24(b)(l)		87	81,860
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR US), 3.74%, 10/10/25(b)		45	41,351

			188,590

Hotels, Restaurants & Leisure — 0.7%
1011778 B.C. Unlimited Liability Co., Term Loan B4, (1 mo. LIBOR + 1.75%), 2.74%, 11/19/26(b)(l)		70	64,846
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (3 mo. LIBOR US), 5.02%, 02/02/26(b)(l)		15	10,719
Aristocrat Technologies, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR US), 3.58%, 10/19/24(b)		44	39,305
Boyd Gaming Corp., Term Loan B3, (3 mo. LIBOR US), 2.93%, 09/15/23(b)		24	20,797
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, (3 mo. LIBOR US), 3.74%, 12/23/24(b)		114	91,541

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Four Seasons Hotels Ltd., 1st Lien Term Loan, (3 mo. LIBOR US), 2.99%, 11/30/23(b)	USD	30	$27,279
Golden Nugget LLC, 2017 Incremental Term Loan B, (3 mo. LIBOR + 2.50%), 3.70%, 10/04/23(b)		44	34,447
IRB Holding Corp, 2020 Term Loan B, (1 mo. LIBOR US), 3.75%, 02/05/25(b)		62	47,495
Playa Resorts Holding BV, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 04/29/24(b)		21	14,271
Playtika Holding Corp., Term Loan B, (6 mo. LIBOR + 6.00%, 1.00% Floor), 7.07%, 12/10/24(b)		26	23,737
Sabre GLBL, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 2.99%, 02/22/24(b)		23	19,050
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 4.37%, 08/14/24(b)		31	25,104
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 4.95%, 07/10/25(b)		100	95,493
Station Casinos LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.25%), 3.24%, 02/08/27(b)		34	28,627
Whatabrands LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 3.77%, 08/02/26(b)		79	64,480

			607,191

Household Durables — 0.0%
Reynolds Consumer Products LLC, Term Loan, (3 mo. LIBOR + 1.75%), 3.50%, 02/04/27(b)		39	36,543

Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp., 2019 Term Loan B10, (1 mo. LIBOR US), 2.99%, 08/12/26(b)(k)(l)		63	59,452

Industrial Conglomerates — 0.2%
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.74%, 11/28/21(b)		34	26,795
Vertiv Group Corp., Term Loan B, (3 mo. LIBOR + 3.00%), 1.00%, 03/02/27(b)(k)(l)		172	147,920

			174,715

Security		Par (000)		Value

Insurance — 0.5%
Alliant Holdings I, Inc., 2018 Term Loan B, (3 mo. LIBOR US), 3.99%, 05/09/25(b)	USD	67		$60,873
Alliant Holdings Intermediate LLC, Term Loan B, (3 mo. LIBOR US), 3.86%, 05/09/25(b)		37		33,276
AmWINS Group, Inc., 2017 Term Loan B, (3 mo. LIBOR US), 3.75%, 01/25/24(b)		67		61,852
AssuredPartners, Inc., 2020 Term Loan B, (1 mo. LIBOR US), 4.49%, 02/12/27(b)		46		39,567
Davis Vision, Inc., 1st Lien Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.45%, 12/02/24(b)		40		33,304
Hub International Ltd.,(b):
2018 Term Loan B, (3 mo. LIBOR US), 4.55%, 04/25/25		102		94,781
2019 Incremental Term Loan B, (1 mo. LIBOR US), 5.69%, 04/25/25		21		19,638
Sedgwick Claims Management Services, Inc.,(b):
2019 Term Loan B, (1 mo. LIBOR + 4.00%), 4.99%, 09/03/26		35		31,133
Term Loan B, (1 mo. LIBOR + 3.25%), 4.24%, 12/31/25		87		76,157

				450,581

Interactive Media & Services — 0.1%
Ancestry.com Operations Inc., 2019 Extended Term Loan B, (3 mo. LIBOR US), 5.24%, 08/27/26(b)(l)		15		11,820
Ancestry.com Operations, Inc., Non-Extended Term Loan B, (1 mo. LIBOR US), 4.75%, 10/19/23(b)(l)		51		44,266
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, (2 mo. LIBOR + 3.00%, 1.00% Floor), 4.76%, 11/03/23(b)		6		4,796
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 0.04%), 4.75%, (b)(k)		—	(m)	—

				60,882

IT Services — 1.6%
Acquia, Inc.,(b):
Term Loan, (1 mo. LIBOR + 0.05%), 0.50%, 10/31/25		—	(m)	—
Term Loan, (1 mo. LIBOR + 0.07%), 8.58%, 10/31/25(l)		316		294,631

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services (continued)
Camelot U.S. Acquisition 1 Co., Term Loan B, (1 mo. LIBOR + 3.25%), 4.24%, 10/31/26(b)(k)(l)	USD	114	$109,682
Epicor Software Corp., 1st Lien Term Loan, (3 mo. LIBOR US), 4.25%, 06/01/22(b)		77	70,001
Flexential Intermediate Corp., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50%), 4.95%, 08/01/24(b)		35	24,190
Greeneden US Holdings II LLC, 2018 Term Loan B, (3 mo. LIBOR US), 4.24%, 12/01/23(b)(l)		79	73,061
Presidio, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.50%), 5.28%, 01/22/27(b)(l)		18	16,740
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 4.49%, 01/29/27(b)(l)		85	72,451
Trans Union LLC, 2019 Term Loan B5, (1 mo. LIBOR + 1.75%), 2.74%, 11/16/26(b)		89	84,883
Web.com Group, Inc., 2018 2nd Lien Term Loan, (1 mo. LIBOR + 0.08%), 8.95%, 10/09/26(b)		1,000	753,330

			1,498,969

Life Sciences Tools & Services — 0.7%
Albany Molecular Research, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR US), 4.25%, 08/30/24(b)		12	10,775
Cambrex Corp., Second Lien, (1 mo. LIBOR + 0.09%), 10.00%, 12/06/27(b)(l)		521	417,095
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1 mo. LIBOR US), 5.95%, 02/04/27(b)		62	53,940
Sotera Health Holdings LLC, 2019 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 12/11/26(b)		216	186,613

			668,423

Machinery — 0.2%
Ingersoll-Rand Global Holding Co. Ltd., 2020 USD Spinco Term Loan, (1 mo. LIBOR + 1.75%), 2.74%, 03/01/27(b)		48	44,880
Titan Acquisition Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 4.45%, 03/28/25(b)		139	113,470

			158,350

Security		Par (000)	Value

Media — 1.2%
Altice Financing SA, 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 3.67%, 01/31/26(b)	USD	39	$35,212
Altice France SA, 2018 Term Loan B13, (1 mo. LIBOR + 4.00%), 4.70%, 08/14/26(b)		92	87,437
Charter Communications Operating LLC, 2019 Term Loan B1, 1.00%, 04/30/25(b)(k)		61	58,233
Clear Channel Outdoor Holdings, Inc., Term Loan B, (1 mo. LIBOR US), 4.49%, 08/21/26(b)(l)		145	122,042
Connect Finco Sarl, Term Loan B, (UNFND + 0.37%), 5.49%, 12/11/26(b)		234	183,105
CSC Holdings LLC, 2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 3.11%, 04/15/27(b)		65	61,810
Diamond Sports Group LLC, Term Loan, (1 mo. LIBOR US), 4.18%, 08/24/26(b)(k)(l)		21	16,189
Gray Television, Inc., 2017 Term Loan B, (3 mo. LIBOR US), 3.77%, 02/07/24(b)(k)		30	27,975
Intelsat Jackson Holdings SA, 2017 Term Loan B3, (6 mo. LIBOR + 3.75%, 1.00% Floor), 5.68%, 11/27/23(b)		5	4,556
Learfield Communications LLC, 2016 1st Lien Term Loan, (3 mo. LIBOR US), 4.86%, 12/01/23(b)		103	67,320
Liberty Latin America Ltd., Term Loan B, (3 mo. LIBOR + 5.00%), 5.70%, 10/15/26(b)		35	32,069
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 3.24%, 03/24/25(b)		27	24,214
MH Sub I LLC, 2017 1st Lien Term Loan, (3 mo. LIBOR US), 4.82%, 09/13/24(b)		45	37,985
Midcontinent Communications, 2019 Term Loan B, (3 mo. LIBOR + 1.75%), 3.20%, 08/15/26(b)		15	13,685
PCI Gaming Authority, Term Loan, (1 mo. LIBOR + 2.50%), 3.49%, 05/29/26(b)		12	9,535

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
PSAV Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR US), 4.83%, 03/03/25(b)	USD	96	$60,220
Radiate Holdco LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.99%, 02/01/24(b)		47	43,240
Sinclair Television Group, Inc., Term Loan B2, (3 mo. LIBOR + 2.25%), 1.00%, 01/03/24(b)(k)(l)		13	12,016
Terrier Media Buyer, Inc., Term Loan B, (3 mo. LIBOR + 4.25%), 5.70%, 12/17/26(b)(l)		28	24,648
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 09/28/23(b)(l)		93	78,120
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 3.74%, 05/18/25(b)(k)		75	58,849

			1,058,460

Metals & Mining — 0.1%
Ball Metalpack LLC, 2018 1st Lien Term Loan B, (3 mo. LIBOR US), 2 - 6.11%, 07/31/25(b)		37	27,589
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR US), 4.07%, 03/08/24(b)		99	71,708

			99,297

Multiline Retail — 0.0%
Neiman Marcus Group Ltd. LLC, Cash Pay Extended Term Loan, (1 mo. LIBOR + 6.00%), 7.50%, 10/25/23(b)		21	8,070

Oil & Gas Equipment & Services — 0.0%
McDermott Technology Americas, Inc.,(b):
2018 1st Lien Term Loan, (PRIME + 4.00%), 7.25%, 05/09/25		30	8,475
2020 DIP New Money Term Loan, (UNFND + 0.50%), 10.81%, 10/21/20(k)		12	11,269
2020 SP DIP Roll Up Term Loan, (3 mo. LIBOR + 9.00%), 10.65%, 10/22/20(k)		16	14,239

			33,983

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., Second Out Term Loan, (3 mo. LIBOR + 10.37%, 1.00% Floor), 11.99%, 12/31/21(b)		35	1,660

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
CONSOL Energy, Inc., 1st Lien Term Loan B, (3 mo. LIBOR US), 5.49%, 09/27/24(b)	USD	9	$6,163
Edgewater Generation LLC, Term Loan, (3 mo. LIBOR US), 4.74%, 12/13/25(b)		24	19,053

			26,876

Personal Products — 0.1%
Sunshine Luxembourg VII Sarl, USD 1st Lien Term Loan, (6 mo. LIBOR + 4.25%, 1.00% Floor), 5.32%, 10/01/26(b)(k)		70	62,287

Pharmaceuticals — 0.6%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (3 mo. LIBOR US), 4.50%, 05/04/25(b)		48	40,494
Catalent Pharma Solutions, Inc., Term Loan B2, (3 mo. LIBOR US), 3.25%, 05/18/26(b)(l)		22	21,177
Elanco Animal Health Inc., Term Loan B, (3 mo. LIBOR +2.00%), 1.00%, 02/04/27(b)(k)		56	52,896
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 mo. LIBOR US), 2.68%, 11/15/27(b)		55	51,953
Jaguar Holding Co. II, 2018 Term Loan, (3 mo. LIBOR US), 3.50%, 08/18/22(b)(k)		206	210,635
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.61%, 06/02/25(b)(k)		172	162,617

			539,772

Professional Services — 2.0%
Cast and Crew Payroll LLC,(b)(k):
2019 1st Lien Term Loan, (1 mo. LIBOR US), 4.75%, 02/09/26		49	37,832
2020 Incremental Term Loan, (1 mo. LIBOR + 4.00%), 1.00%, 02/09/26(l)		4	3,080
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR US), 4.96%, 02/06/26(b)		102	91,419
Institutional Shareholder Services Inc., 2019 1st Lien Term Loan, 5.95%, 03/05/26(b)(l)		1,990	1,635,879
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 5.50%), 6.95%, 08/04/25(b)(l)		29	21,190

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Professional Services (continued)
STG-Fairway Holdings LLC, Term Loan B, (3 mo. LIBOR + 3.50%), 4.57%, 01/31/27(b)	USD	26	$21,840

			1,811,240

Real Estate Management & Development — 0.2%
CityCenter Holdings LLC, 2017 Term Loan B, (3 mo. LIBOR US), 3.24%, 04/18/24(b)		92	79,937
ESH Hospitality, Inc., 2019 Term Loan B, (1 mo. LIBOR US), 2.99%, 09/18/26(b)		15	13,628
Forest City Enterprises LP, 2019 Term Loan B, (1 mo. LIBOR US), 4.49%, 12/08/25(b)(l)		94	79,741
Realogy Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 3.83%, 02/08/25(b)		16	13,398

			186,704

Road & Rail — 0.1%
Lineage Logistics Holdings LLC, 2018 Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 02/27/25(b)(k)		82	79,703
Road Infrastructure Investment LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/13/23(b)(l)		30	25,287

			104,990

Semiconductors & Semiconductor Equipment — 0.0%
ON Semiconductor Corp., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.99%, 09/19/26(b)		11	10,244

Software — 3.9%
Applied Systems, Inc.,(b):
2017 1st Lien Term Loan, (3 mo. LIBOR US), 4.70%, 09/19/24		104	95,266
2017 2nd Lien Term Loan, (3 mo. LIBOR US), 8.45%, 09/19/25		7	6,310
Bluefin Holding LLC, Term Loan, 8.75%, 09/04/26(b)(l)		294	268,846
BMC Software Finance, Inc., 2017 Term Loan, (3 mo. LIBOR US), 5.24%, 10/02/25(b)		33	27,448
Castle US Holding Corp., USD Term Loan B, (1 mo. LIBOR US), 5.20%, 01/29/27(b)(k)		88	69,795
Cerence, Inc., Term Loan B, (1 mo. LIBOR US), 7.52%, 10/01/24(b)		18	15,835
Cypress Intermediate Holdings III, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR US), 3.75%, 04/29/24(b)		107	97,291

Security		Par (000)	Value

Software (continued)
Digicel International Finance Ltd., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 4.87%, 05/28/24(b)	USD	35	$26,806
Ellie Mae, Inc., Term Loan, (3 mo. LIBOR US), 5.20%, 04/17/26(b)(k)		103	101,598
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, (1 mo. LIBOR US), 4.24%, 10/01/25(b)		192	183,642
Infor (US), Inc., Term Loan B6, (3 mo. LIBOR US), 3.75%, 02/01/22(b)(k)		205	189,078
Informatica LLC,(b):
2020 USD 2nd Lien Term Loan, (Fixed + 7.12%), 7.13%, 02/25/25(l)		27	23,760
2020 USD Term Loan B, (1 mo. LIBOR US), 4.24%, 02/25/27(k)		161	138,786
Kronos, Inc.,(b)(k):
2017 Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.76%, 11/01/23		215	195,509
2nd Lien Term Loan, (3 mo. LIBOR + 8.25%), 1.00%, 11/01/24		13	11,545
McAfee LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 4.69%, 09/30/24(b)		100	93,157
Mitchell International, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 4.24%, 11/29/24(b)		45	37,572
Persado, Inc., Term Loan, (1 mo. LIBOR + 0.07%), 8.80%, 02/03/27(b)(l)		212	210,992
Rigup, Inc., Delayed Draw Term Loan, (1 mo. LIBOR + 0.07%), 7.80%, 03/01/24(b)		716	701,983
RP Crown Parent LLC, 2016 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 10/12/23(b)(k)(l)		80	76,402
Severin Acquisition LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 4.74%, 08/01/25(b)(k)		79	67,237
SolarWinds Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 3.74%, 02/05/24(b)		114	105,384
Solera LLC, Term Loan B, (3 mo. LIBOR + 2.75%), 4.36%, 03/03/23(b)		92	86,249
Sophia LP, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.70%, 09/30/22(b)		102	96,635
SS&C Technologies Holdings Europe Sarl, 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 1.00%, 04/16/25(b)(k)		7	6,325
SS&C Technologies, Inc.,(b)(k):
2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 1.00%, 04/16/25		10	8,864
2018 Term Loan B5, (1 mo. LIBOR + 1.75%), 2.74%, 04/16/25		35	32,321

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Tibco Software Inc.,(b)(l):
2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 8.24%, 03/03/28	USD	59	$54,870
2020 Term Loan B, (1 mo. LIBOR + 3.75%), 4.74%, 06/30/26		112	104,872
Ultimate Software Group, Inc., Term Loan B, (1 mo. LIBOR + 3.75%), 4.74%, 05/04/26(b)		69	69,289
Vertafore, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 4.24%, 07/02/25(b)(k)		104	95,827
Winshuttle LLC FILO, Term Loan, (1 mo. LIBOR + 0.07%), 8.36%, 08/09/24(b)(l)		304	284,874

			3,584,368

Specialty Retail — 0.4%
Belron Finance US LLC, 2019 USD Term Loan B, (1 mo. LIBOR US), 4.27%, 10/30/26(b)(l)		42	39,480
IAA, Inc., Term Loan B, (3 mo. LIBOR US), 3.25%, 06/28/26(b)(l)		14	13,222
MarketLive LLC(1 mo. LIBOR + 0.07%), 9.08%, 12/18/20(b)(l)		96	91,729
MED ParentCo LP,(b):
1st Lien Delayed Draw Term Loan, (UNFND + 4.25%), 5.24%, 08/31/26		5	4,448
1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 5.24%, 08/31/26		31	25,350
Midas Intermediate Holdco II LLC, Incremental Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 4.02%, 08/18/21(b)		49	38,415
PetSmart, Inc., Term Loan B2, (6 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 03/11/22(b)		126	120,349

			332,993

Technology Hardware, Storage & Peripherals — 0.1%
Electronics for Imaging, Inc., Term Loan, (3 mo. LIBOR US), 6.45%, 07/23/26(b)(k)		29	23,492

Security		Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp., 2018 Term Loan B4, (3 mo. LIBOR + 1.75%), 3.35%, 04/29/23(b)(l)	USD	34	$32,602

			56,094

Thrifts & Mortgage Finance — 0.1%
IG Investment Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR US), 5.45%, 05/23/25(b)		86	68,254

Tobacco — 1.0%
JUUL LABS, Inc., Term Loan, (1 mo. LIBOR + 0.07%), 1.50%, 08/02/23(b)(l)		899	881,500

Trading Companies & Distributors — 0.0%
HD Supply, Inc., Term Loan B5, 1.00%, 10/17/23(b)(k)		44	40,707

Utilities — 0.1%
ExGen Renewables IV LLC, Term Loan B, (3 mo. LIBOR US), 4.62%, 11/28/24(b)		46	41,051

Wireless Telecommunication Services — 0.0%
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 1.00%, 04/11/25(b)(k)		23	21,634

Total Floating Rate Loan Interests — 30.7% (Cost — $31,801,452)			28,043,360

Foreign Agency Obligations — 0.4%
Republic of Maldives Ministry of Finance and Treasury Bond, 7.00%, 06/07/22		200	153,830
Sri Lanka Government International Bond:
6.83%, 07/18/26		200	116,912
7.55%, 03/28/30		200	110,250

Total Foreign Agency Obligations — 0.4% (Cost — $591,322)			380,992

		Shares

Investment Companies — 3.1%
Invesco Senior Loan ETF		7,604	155,578
iShares JP Morgan USD Emerging Markets Bond ETF(o)		18,476	1,786,260
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF		29,507	840,064

Total Investment Companies — 3.1% (Cost — $3,169,986)			2,781,902

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Preferred Securities
Capital Trusts — 6.1%

Banks — 2.6%
Banco de Sabadell SA, 6.50%(f)(g)	200	$160,185
Banco Santander SA, 6.75%(f)(g)	200	197,943
Bank of East Asia Ltd., 5.88%(f)(g)	250	248,332
Bankia SA, 6.00%(f)(g)	200	168,305
CaixaBank SA, 6.75%(f)(g)	200	179,221
Credit Agricole SA, 7.88%(c)(f)(g)	200	193,000
HSBC Holdings PLC, 6.88%(f)(g)	500	491,250
Intesa Sanpaolo SpA, 7.75%(f)(g)	200	202,849
Wells Fargo & Co., Series U, 5.88%(f)(g)	500	507,500

		2,348,585

Capital Markets — 0.4%
UBS Group AG, 5.75%(f)(g)	300	320,944

Diversified Financial Services — 1.9%
Bank of America Corp., Series Z, 6.50%(f)(g)	500	527,500
BNP Paribas SA, 4.50%(c)(f)(g)	325	250,250
Credit Suisse Group AG, 7.50%(c)(f)(g)	200	184,320
HBOS Capital Funding LP, 6.85%(g)	200	188,300
JPMorgan Chase & Co., Series FF, 5.00%(f)(g)	410	385,089
UniCredit SpA, 7.50%(f)(g)	200	199,902

		1,735,361

Diversified Telecommunication Services — 0.4%
Telefonica Europe BV(f)(g):
3.88%	100	103,384
4.38%	100	107,223
5.88%	100	112,803

		323,410

Security		Par (000)	Value

Insurance — 0.4%
Achmea BV, 4.63%(f)(g)		200	$181,356
FWD Ltd., 5.50%(f)(g)		200	192,500

			373,856

Real Estate Management & Development — 0.1%
TLG Finance Sarl, 3.38%(f)(g)		100	102,885

Utilities — 0.2%
Electricite de France SA(f)(g):
4.00%		100	107,143
6.00%		100	119,714

			226,857

Wireless Telecommunication Services — 0.1%
Vodafone Group PLC, 3.10%,(k)		100	106,016

Total Capital Trusts — 6.1% (Cost — $6,190,363)			5,537,914

		Shares

Warrants — 0.0%

Capital Markets — 0.0%
Pico Quntitatve Trade Holding LLC, 02/07/2025(l)		6	12,905

Total Warrants — 0.0% (Cost — $—)			12,905

Total Long-Term Investments — 126.6% (Cost — $129,965,672)			115,460,381

Short-Term Securities — 5.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(n)(o)	USD	4,772,661	4,772,661

Total Short-Term Securities — 5.2% (Cost — $4,772,661)			4,772,661

Total Investments — 131.8% (Cost — $134,738,333)			120,233,042

Liabilities in Excess of Other Assets — (31.8)%			(28,979,747)

Net Assets — 100.0%			$91,253,295

(a)	Non-income producing security.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(g)	Perpetual security with no stated maturity date.

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Strategies Fund

(h)	Zero-coupon bond.
(i)	Convertible security.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(m)	Amount is less than 500.
(n)	Annualized 7-day yield as of period end.
(o)

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/2019	Shares Purchased		Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	4,292,879	479,782	(b)	—	4,772,661	$4,772,661	$13,744	$—	$—
iShares JP Morgan USD Emerging Markets Bond ETF	18,476	—		—	18,476	1,786,260	15,289	—	(330,351)

						$6,558,921	$29,033	$—	$(330,351)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

Currency Abbreviations

AUD	Australian Dollar

EUR	Euro

GBP	British Pound

USD	United States Dollar
Portfolio Abbreviations

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

MTN	Medium-Term Note

LIBOR	London Interbank Offered Rate

OTC	Over-the-Counter

PCL	Public Company Limited

PIK	Payment-In-Kind

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Strategies Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	7	06/19/20	$971	$42,035

Short Contracts
10-Year U.S. Treasury Note	15	06/19/20	2,080	(29,474)
U.S. Long Treasury Bond	1	06/19/20	179	(1,726)
U.S. Ultra Bond	13	06/19/20	2,884	(44,931)
5-Year U.S. Treasury Note	5	06/30/20	627	267

				(75,864)

				$(33,829)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	486,000	USD	292,870	Deutsche Bank AG	04/03/20	$6,070
AUD	485,000	USD	296,978	Morgan Stanley & Co. International PLC	04/03/20	1,347
USD	647,029	AUD	983,000	JPMorgan Chase Bank N.A.	04/03/20	42,383
EUR	40,000	USD	44,098	Bank of America N.A.	04/17/20	41
EUR	230,000	USD	246,732	Bank of America N.A.	04/17/20	7,070
EUR	90,000	USD	97,346	JPMorgan Chase Bank N.A.	04/17/20	1,968
EUR	270,000	USD	295,590	JPMorgan Chase Bank N.A.	04/17/20	2,350
USD	1,119,005	EUR	1,010,000	BNP Paribas S.A.	04/17/20	4,486
USD	22,203	EUR	20,000	Bank of America N.A.	04/17/20	133
USD	6,687,259	EUR	5,890,000	Bank of America N.A.	04/17/20	187,738
USD	11,089	EUR	10,000	Morgan Stanley & Co. International PLC	04/17/20	54
USD	22,318	EUR	20,000	Morgan Stanley & Co. International PLC	04/17/20	248
USD	493,175	EUR	440,000	Morgan Stanley & Co. International PLC	04/17/20	7,642
USD	25,096	GBP	20,000	BNP Paribas S.A.	04/17/20	247
USD	582,874	GBP	450,000	JPMorgan Chase Bank N.A.	04/17/20	23,770

						285,547

EUR	30,000	USD	33,563	BNP Paribas S.A.	04/17/20	(458)
USD	55,050	EUR	50,000	Bank of America N.A.	04/17/20	(125)
USD	65,855	EUR	60,000	Bank of America N.A.	04/17/20	(354)
USD	88,017	EUR	80,000	JPMorgan Chase Bank N.A.	04/17/20	(262)
USD	23,463	GBP	20,000	Bank of America N.A.	04/17/20	(1,387)
USD	24,275	GBP	20,000	JPMorgan Chase Bank N.A.	04/17/20	(574)
USD	36,199	GBP	30,000	Morgan Stanley & Co. International PLC	04/17/20	(1,075)
USD	292,896	AUD	486,000	Deutsche Bank AG	05/05/20	(6,096)
USD	297,024	AUD	485,000	Morgan Stanley & Co. International PLC	05/05/20	(1,353)

						(11,684)

	Net unrealized appreciation					$273,863

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Strategies Fund

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx XO, Series 32, Version 1	5.00%	Quarterly	12/20/24	EUR	250	$(5,197)	$24,338	$(29,535)
CDX North America High Yield, Series 34, Version 1	5.00	Quarterly	06/20/25	USD	2,300	(143,826)	(109,217)	(34,609)

						$(149,023)	$(84,879)	$(64,144)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	B+	EUR	100	$(27,971)	$(2,126)	$(25,845)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B+	EUR	60	(16,783)	3,525	(20,308)

								$(44,754)	$1,399	$(46,153)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 m easurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$7,490,956	$500,000	$7,990,956
Common Stocks	11	34,057	—	34,068
Corporate Bonds	1,750,851	68,927,433	—	70,678,284
Floating Rate Loan Interests(a)	—	14,888,908	13,154,452	28,043,360
Foreign Agency Obligations	—	380,992	—	380,992
Investment Companies	2,781,902	—	—	2,781,902

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Strategies Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Preferred Securities(a)	$—	$5,537,914	$—	$5,537,914
Warrants	—	—	12,905	12,905
Short-Term Securities	4,772,661	—	—	4,772,661
Unfunded Floating Rate Loan Interests(b)	—	638	—	638
Liabilities:
Unfunded Floating Rate Loan Interests(b)		(8,977)	(3,661)	(12,638)

	$9,305,425	$97,251,921	$13,663,696	$120,221,042

Derivative Financial Instruments(c)
Assets:
Foreign currency exchange contracts	$—	$285,547	$—	$285,547
Interest rate contracts	42,302	—	—	42,302
Liabilities:
Credit contracts	—	(110,297)	—	(110,297)
Foreign currency exchange contracts	—	(11,684)	—	(11,684)
Interest rate contracts	(76,131)	—	—	(76,131)

	$(33,829)	$163,566	$—	$129,737

(a)	See above Schedule of Investments for values in each industry or political subdivision.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loan Interests	Warrants	Unfunded Floating Rate Loan Interests	Total
Assets:
Opening balance, as of December 31, 2019	$—	$10,240,352	$—	$(5,625)	$10,234,727
Transfers into Level 3(a)	—	2,153,366	—	—	2,153,366
Transfers out of Level 3	—	(183,570)	—	5,625	(177,945)
Accrued discounts/premiums	—	3,629	—	—	3,629
Net realized gain (loss)	—	(3,313)	—	—	(3,313)
Net change in unrealized appreciation (depreciation)(b)	—	(1,229,918)	12,905	(3,661)	(1,220,674)
Purchases	500,000	4,052,732	—	—	4,552,732
Sales	—	(1,878,826)	—	—	(1,878,826)

Closing Balance, as of March 31,2020	$500,000	$13,154,452	$12,905	$(3,661)	$13,663,696

Net change in unrealized appreciation (depreciation) on investments still held at March 31,2020(b)	$—	$(1,228,595)	$12,905	$(3,661)	$(1,219,351)

(a)

As of December 31, 2019, the Fund used observable inputs in determining the value of certain investments. As of March 31, 2020, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31,2020 is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Strategies Fund

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third-party pricing information in the amount of $8,784,342. A significant change in the third-party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized (a)	Weighted Average of of Unobservable Inputs Based on Fair Value
Assets:
Floating Rate Loan Interests(b)	$4,879,354	Income	Discount Rate	8% - 18%	10%

	$4,879,354

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period end March 31, 2020, the valuation technique for investments classified as Floating Rate Loan Interests amounting to $542,518 changed to income approach. The investments were previously valued utilizing Transaction Price. The change was due to consideration of the information that was available at the time the investments were valued.